Cash and cash equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [line items]
Total cash and cash equivalents	$ 29,283,942	$ 49,391,627
Cash at banks and on hand	24,283,942	44,391,627
Short-term deposits	5,000,000	5,000,000
Total cash and cash equivalents	29,283,942	49,391,627
USD - U.S. dollar
Disclosure of information for cash-generating units [line items]
Total cash and cash equivalents	28,271,247	46,129,845
GBP - Sterling
Disclosure of information for cash-generating units [line items]
Total cash and cash equivalents	194,644	792,017
EUR - Euro
Disclosure of information for cash-generating units [line items]
Total cash and cash equivalents	4,599	148,519
AUD - Australian dollar
Disclosure of information for cash-generating units [line items]
Total cash and cash equivalents	768,699	1,769,872
ZAR - South African Rand
Disclosure of information for cash-generating units [line items]
Total cash and cash equivalents	1,932	50,587
TZS - Tanzania Shilling
Disclosure of information for cash-generating units [line items]
Total cash and cash equivalents	$ 42,821	$ 500,787